Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2011	$ 7,706,580	$ 150,496	$ 1,756,534	$ 7,111,566	$ (38,177)	$ (1,505,534)	$ 7,474,885	$ 231,695
BALANCES, shares at beginning of period at Dec. 31, 2011		376,239				59,490
Net earnings	593,126			504,619			504,619	88,507
Other comprehensive income (loss)	95,231				95,226		95,226	5
Stock options exercised	10,515	142	10,373				10,515
Stock options exercised (in shares)	354	354
Stock option expense	9,850		9,850				9,850
Issuance of stock under award plans, net of forfeitures	36,119	167	32,395			3,557	36,119
Issuance of stock under award plans, net of forfeitures, shares		420				(140)
Amortization of unearned compensation	800		800				800
Cash dividends	(467,662)			(467,662)			(467,662)
Distributions to noncontrolling interests	(74,848)							(74,848)
Other	(24,337)		1,507	(24,000)	(288)		(22,781)	(1,556)
BALANCES, end of period at Dec. 31, 2012	7,885,374	150,805	1,811,459	7,124,523	56,761	(1,501,977)	7,641,571	243,803
BALANCES, shares at end of period at Dec. 31, 2012		377,013				59,350
Net earnings	585,529			488,025			488,025	97,504
Other comprehensive income (loss)	(47,681)				(47,681)		(47,681)
Stock option expense	8,576		8,576				8,576
Issuance of stock under award plans, net of forfeitures	26,565	205	22,497			3,863	26,565
Issuance of stock under award plans, net of forfeitures, shares		512				(153)
Amortization of unearned compensation	821		821				821
Cash dividends	(472,108)			(472,108)			(472,108)
Distributions to noncontrolling interests	(76,798)							(76,798)
BALANCES, end of period at Dec. 31, 2013	7,910,278	151,010	1,843,353	7,140,440	9,080	(1,498,114)	7,645,769	264,509
BALANCES, shares at end of period at Dec. 31, 2013		377,525				59,197
Net earnings	815,790			713,946			713,946	101,844
Other comprehensive income (loss)	(154,788)				(154,788)		(154,788)
Stock options exercised	5,614	54	5,560				5,614
Stock options exercised (in shares)	136	136
Stock option expense	7,716		7,716				7,716
Issuance of stock under award plans, net of forfeitures	29,667	173	26,009			3,485	29,667
Issuance of stock under award plans, net of forfeitures, shares		431				(138)
Amortization of unearned compensation	718		718				718
Cash dividends	(476,172)			(476,172)			(476,172)
Distributions to noncontrolling interests	(63,705)							(63,705)
BALANCES, end of period at Dec. 31, 2014	$ 8,075,118	$ 151,237	$ 1,883,356	$ 7,378,214	$ (145,708)	$ (1,494,629)	$ 7,772,470	$ 302,648
BALANCES, shares at end of period at Dec. 31, 2014		378,092				59,059